Average Annual Total Returns - Ariel Focus Fund	Feb. 01, 2021
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Since Inception	7.44%
Inception Date	Jun. 30, 2005
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	9.94%
Inception Date	Jun. 30, 2005
Investor Class
Average Annual Return:
1 Year	6.90%
5 Years	10.15%
10 Years	8.30%
Since Inception	5.97%
Inception Date	Jun. 30, 2005
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	6.26%
5 Years	9.21%
10 Years	7.08%
Since Inception	5.12%
Inception Date	Jun. 30, 2005
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.49%
5 Years	7.88%
10 Years	6.48%
Since Inception	4.71%
Inception Date	Jun. 30, 2005
Institutional Class
Average Annual Return:
1 Year	7.21%
5 Years	10.43%
10 Years	8.55%	[1]
Since Inception	6.12%	[1]
Inception Date	Jun. 30, 2005

[1]

The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.